Intangible Assets - Summary of Detailed Information About Useful Life Carrying Amounts of the Capitalized Development Projects (Detail) - Capitalised development expenditure [member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Space Base Technology [member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful life	12 years 2 months 12 days	13 years 2 months 12 days	14 years 2 months 12 days
Air Base Technology [member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful life	0 years	12 years 6 months	13 years 6 months